Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 3,035	£ 2,695
Other creditors	4,319	5,969
Items in the course of collection due to other banks	8	40
Lease liabilities (refer to Note 19)	542	280
Other liabilities	£ 7,904	£ 8,984